Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2060 Fund - Fidelity Freedom Blend 2060 Fund - Premier Class	May 30, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318